Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 10, 2013
Registrant Name	Salient MF Trust
Central Index Key	0001535174
Amendment Flag	false
Document Creation Date	Sep. 10, 2013
Document Effective Date	Sep. 10, 2013
Prospectus Date	Apr. 30, 2013